Simple Agreements for Future Equity (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Simple Agreements for Future Equity
Proceeds from simple agreements for future equity	$ 10,232,000	$ 2,315,000	$ 19,325,000	$ 9,000,000
Outstanding Principal Balance	42,557,000		42,557,000
Legacy Oklo SAFEs
Simple Agreements for Future Equity
Proceeds from simple agreements for future equity	10,232,000	1,975,000
Total cash proceeds	10,232,000	1,975,000
Cash received from the subscription of a SAFE		$ 340,000
Outstanding Principal Balance	0		32,325,000
Legacy Oklo SAFEs, with a Valuation Cap of $300,000,000
Simple Agreements for Future Equity
Outstanding Principal Balance	13,994,800		13,994,800
Debt valuation cap	300,000,000		300,000,000
Legacy Oklo SAFEs, with a Valuation Cap of $500,000,000
Simple Agreements for Future Equity
Outstanding Principal Balance	28,562,200		28,562,200
Debt valuation cap	$ 500,000,000		$ 500,000,000